Proposed Public Offering (Details) - Proposed Public Offering	2 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Unit price | $	$ 10.00
Number of shares in a unit	1
Number of warrants in a unit	0.33
Number of shares called for by each public warrant (in shares)	1
Exercise price of warrants | $ / shares	$ 11.50
Scenario One
Subsidiary, Sale of Stock [Line Items]
Number of units to be issued	36,000,000
Scenario Two
Subsidiary, Sale of Stock [Line Items]
Number of units to be issued	41,400,000